Other Receivables (Details Textuals)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY (¥)
Pingdingshan Hongrui New Construction Materials Co Ltd [Member]
Other receivables [Textual]
Security deposit	$ 8,185	¥ 50,000	$ 147,330	¥ 900,000